Immaterial Restatement of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Immaterial Restatement of Prior Period Financial Statements [Abstract]
Schedule of Corrected Consolidated Statement of Operations and Comprehensive Loss

The following tables reflect the effects of the corrections on all affected line items of the Company’s previously reported December 31, 2023 consolidated financial statements presented in this Form 10-K:

CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS	December 31, 2023 Previously Reported	Correction	December 31, 2023 As Corrected
Operating expenses:
Increase in contingent consideration liability	$866,519	$(866,519)	$—
Total operating expenses	6,633,908	(866,519)	5,767,389
Operating loss	(6,633,908)	866,519	(5,767,389)
Net loss	(6,027,080)	866,519	(5,160,561)
Net loss attributable to Common Member Units	(59,246,280)	866,519	(58,379,761)

Other comprehensive income (loss)
Currency translation adjustment	135,698	83,210	218,908
Comprehensive loss	$(5,891,382)	$949,729	$(4,941,653)

Schedule of Corrected Consolidated Balance Sheet
CONSOLIDATED BALANCE SHEET	December 31, 2023 Previously Reported	Correction	December 31, 2023 As Corrected
ASSETS
Natural gas and other properties, successful efforts method	$21,531,101	$949,729	$22,480,830
Total Non-current assets	25,956,454	949,729	26,906,183
Total Assets	$32,743,204	$949,729	$33,692,933

LIABILITIES AND MEMBERS EQUITY
Current Liabilities:
Contingent consideration liability, short-term	$14,888,021	$(14,888,021)	—
Total Current Liabilities	16,640,293	(14,888,021)	1,752,272
Non-current Liabilities:
Contingent consideration liability, long-term	11,594,021	14,888,021	26,482,042
Total Non-current Liabilities	15,837,341	14,888,021	30,725,362

Members’ Equity:
Accumulated other comprehensive loss	(4,943,143)	83,210	(4,859,933)
Accumulated deficit	(147,255,886)	866,519	(146,389,367)
Members Equity (Deficit)	(152,199,029)	949,729	(151,249,300)
Total Liabilities, Temporary Equity, and Members’ Equity	$32,743,204	$949,729	$33,692,933

Schedule of Corrected Consolidated Statement of Cash Flow
CONSOLIDATED STATEMENT OF CASH FLOWS	December 31, 2023 Previously Reported	Correction	December 31, 2023 As Corrected
Cash flows from operating activities:
Net loss	$(6,027,080)	$866,519	$(5,160,561)

Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of contingent consideration	$866,519	$(866,519)	$—
Net cash used in operating activities	$(5,749,303)	$—	$(5,749,303)